UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2007

Date of reporting period: July 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Money Market Fund, Inc.

Annual Report

July 31, 2007

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed unless preceded or accompanied by a current prospectus.

Shareholder Account Access now available at www.equitrust.com

737-128(07)

Dear Shareholder:

The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee (“FOMC”) of the Federal Reserve System. The FOMC meets several times throughout the year to determine the target Fed Funds rate, or overnight lending rates between banks. These rates have been held steady at each of the last eight meetings for a rate of 5.25% at the June 28 meeting. The Fed cites the core inflation seems to be moderating, however they are not convinced this lower inflation is sustainable. The sub-prime housing doubts have spread uncertainty to the broader financial markets creating concern about the risks in several asset classes. This ‘credit crunch’ now being experienced by many sectors of the market has the potential to impede economic growth going forward. The Fed will be keeping careful watch on both economic growth and inflation to ensure that swift action can be taken if necessary. The market is currently anticipating the Fed will lower rates during 2007.

Money market funds play an important role in any portfolio especially when short-term interest rates are rising. Investors participate in upward movements in rates immediately due to the short maturities of the investments. They offer a safe and liquid haven for short-term investments and emergency cash reserves. The liquidity of money market funds also allows an investor the opportunity to transfer into a portfolio of stock and bond funds using dollar cost averaging techniques. The draft-writing privilege of the EquiTrust Money Market Fund, Inc. (the “Fund”) is an additional enhancement to the Funds’ preservation of capital and liquidity.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and maintain that investment. Thank you for your continued support of the Fund.

Craig A. Lang

President

July 17, 2007

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money in the Fund.

Past performance is not a guarantee of future results.

EQUITRUST MONEY MARKET FUND, INC.

July 31, 2007

Portfolio Holdings by Asset Type

*	This category includes cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees and Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2007 and held until July 31, 2007.

Actual Expenses –

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund also charges individual shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges individual shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period* 2/1/2007 - 7/31/2007
Actual	$1,000.00	$1,019.27	$6.78
Hypothetical (5% return before expenses)	$1,000.00	$1,018.28	$6.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS
Investments in securities, at value (equivalent to amortized cost)	$17,462,520
Cash	19,500
Receivables:
Accrued interest	16,025
Fund shares sold	65,288
Prepaid expenses and other assets	2,114

Total Assets	17,565,447

LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	8,617
Accrued expenses	19,864

Total Liabilities	28,481

NET ASSETS	$17,536,966

ANALYSIS OF NET ASSETS
Capital stock (500,000,000 shares authorized, $0.001 par value)	$17,537
Paid-in capital	17,519,429

NET ASSETS	$17,536,966

Shares issued and outstanding as of July 31, 2007	17,536,966

NET ASSET VALUE PER SHARE	$1.000

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS

Year Ended July 31, 2007

INVESTMENT INCOME
Interest	$925,101
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	44,339
Shareholder service, transfer and dividend disbursing agent fees	57,554
Accounting fees	8,868
Custodian fees	45,279
Professional fees	22,463
Directors’ fees and expenses	28,354
Reports to shareholders	25,260
Registration fees	16,695
Miscellaneous	5,092

Total Expenses	253,904
Fees paid indirectly	(2,552)

Net Expenses	251,352

Net Increase in Net Assets Resulting from Operations	$673,749

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2007	Year Ended July 31, 2006
OPERATIONS
Net investment income	$673,749	$458,883

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(673,749)	(458,883)

CAPITAL SHARE TRANSACTIONS	66,209	1,561,748

Total Increase in Net Assets	66,209	1,561,748

NET ASSETS
Beginning of year	17,470,757	15,909,009

End of year	$17,536,966	$17,470,757

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2007

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (99.58%)
COMMERCIAL PAPER (28.97%)
FOOD AND KINDRED PRODUCTS (3.14%)
Coca-Cola Enterprises, Inc., 144A, due 08/02/07 (1)	5.384%	$300,000	$299,956
Coca-Cola Enterprises, Inc., 144A, due 08/03/07 (1)	5.383	250,000	249,926

			549,882
INSURANCE CARRIERS (4.13%)
Prudential Funding LLC, due 08/17/07	5.255	200,000	200,000
Prudential Funding LLC, due 08/23/07	5.253	300,000	300,000
Prudential Funding LLC, due 09/13/07	5.266	225,000	225,000

			725,000
NONDEPOSITORY INSTITUTIONS (16.57%)
American Express Credit Corp., due 08/21/07	5.264	240,000	240,000
American Express Credit Corp., due 09/06/07	5.238	360,000	360,000
American Express Credit Corp., due 10/01/07	5.289	300,000	300,000
American General Finance Corp., due 08/09/07	5.274	250,000	250,000
American General Finance Corp., due 08/30/07	5.272	375,000	375,000
General Electric Capital Corp., due 08/14/07	5.277	275,000	275,000
General Electric Capital Corp., due 08/284/07	5.277	450,000	450,000
General Electric Capital Corp., due 09/05/07	5.281	180,000	180,000
HSBC Finance Corp., due 08/07/07	5.272	250,000	250,000
HSBC Finance Corp., due 08/22/07	5.261	225,000	225,000

			2,905,000
PETROLEUM AND COAL PRODUCTS (5.13%)
Chevron Corp., due 09/07/07	5.265	300,000	300,000
Chevron Corp., due 09/11/07	5.241	300,000	300,000
Chevron Corp., due 10/12/07	5.255	300,000	300,000

			900,000

Total Commercial Paper (Cost $5,079,882)			5,079,882

UNITED STATES GOVERNMENT AGENCIES (70.61%)
Federal Farm Credit Bank, due 08/06/07	5.211	300,000	299,786
Federal Farm Credit Bank, due 08/21/07	5.180	300,000	299,151
Federal Farm Credit Bank, due 09/28/07	5.200	260,000	257,869
Federal Farm Credit Bank, due 10/02/07	5.216	300,000	297,365
Federal Farm Credit Bank, due 10/25/07	5.238	350,000	345,782
Federal Home Loan Bank, due 08/01/07	5.194	700,000	700,000
Federal Home Loan Bank, due 08/03/07	5.223	250,000	249,929
Federal Home Loan Bank, due 08/10/07	5.207	250,000	249,680
Federal Home Loan Bank, due 08/17/07	5.229	190,000	189,565
Federal Home Loan Bank, due 08/22/07	5.237	225,000	224,324
Federal Home Loan Bank, due 08/24/07	5.234	250,000	249,178
Federal Home Loan Bank, due 08/29/07	5.243	200,000	199,199
Federal Home Loan Bank, due 08/31/07	5.243	1,000,000	995,709
Federal Home Loan Bank, due 09/12/07	5.245	250,000	248,500
Federal Home Loan Bank, due 09/18/07	5.211	350,000	347,618
Federal Home Loan Bank, due 09/21/07	5.225	300,000	297,826
Federal Home Loan Bank, due 09/26/07	5.238	235,000	233,127
Federal Home Loan Mortgage Corp., due 08/06/07	5.202	300,000	299,786

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., due 08/10/07	5.235%	$250,000	$249,678
Federal Home Loan Mortgage Corp., due 08/13/07	5.243	300,000	299,484
Federal Home Loan Mortgage Corp., due 08/16/07	5.238	400,000	399,141
Federal Home Loan Mortgage Corp., due 08/27/07	5.266	275,000	273,972
Federal Home Loan Mortgage Corp., due 09/10/07	5.233	300,000	298,289
Federal Home Loan Mortgage Corp., due 10/15/07	5.259	275,000	272,060
Federal Home Loan Mortgage Corp., due 10/22/07	5.238	275,000	271,801
Federal Home Loan Mortgage Corp., due 10/29/07	5.248	325,000	320,894
Federal National Mortgage Assoc., due 08/07/07	5.227	250,000	249,785
Federal National Mortgage Assoc., due 08/08/07	5.253	300,000	299,698
Federal National Mortgage Assoc., due 08/15/07	5.224	300,000	299,400
Federal National Mortgage Assoc., due 08/20/07	5.228	300,000	299,186
Federal National Mortgage Assoc., due 08/29/07	5.252	150,000	149,398
Federal National Mortgage Assoc., due 09/04/07	5.241	300,000	298,542
Federal National Mortgage Assoc., due 09/05/07	5.211	140,000	139,304
Federal National Mortgage Assoc., due 09/14/07	5.234	275,000	273,276
Federal National Mortgage Assoc., due 09/17/07	5.235	370,000	367,523
Federal National Mortgage Assoc., due 09/19/07	5.253	350,000	347,549
Federal National Mortgage Assoc., due 09/28/07	5.240	1,300,000	1,289,264

Total United States Government Agencies (Cost $12,382,638)			12,382,638

Total Short-Term Investments (Cost $17,462,520)			17,462,520

OTHER ASSETS LESS LIABILITIES (0.42%)
Cash, receivables, prepaid expense and other assets, less liabilities			74,446

Total Net Assets (100.00%)			$17,536,966

(1)	Restricted Securities:

Two Coca-Cola Enterprises, Inc. securities were purchased at 99.050 on 05/29/07 and 99.065 on 05/31/07. As of 07/31/07, the carrying value of each was 99.985 and 99.971, respectively. As of 07/31/07, the combined carrying value was $549,882 or 3.14% of total net assets.

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

1.	Significant Accounting Policies

Organization

EquiTrust Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company or mutual fund.

Security Valuation

The Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

Income and Investment Transactions

The Fund records investment transactions on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. Discounts on investments purchased are amortized over the life of the respective investments.

Distributions to Shareholders

All of the Fund’s net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not determined to meet the more-likely-than-not threshold would be recorded as a benefit or expense in the current year. Adoption of FIN 48 is required for the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and concluded that there is no expected impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those financial statements. As of July 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

At July 31, 2007, the components of net assets on a tax basis were the same for financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund’s average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by EquiTrust Investment, plus an annual per account charge of $9.03; and (3) accounting fees, which are based on the Fund’s average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At July 31, 2007, FBL Financial Group, Inc. and its affiliated companies owned 1,232,938 shares (7.03%) of the Fund.

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

5.	Capital Share Transactions

Transactions in Capital stock were as follows:

	Year Ended July 31, 2007		Year Ended July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	83,359,772	$83,359,772	79,205,606	$79,205,606
Shares issued in reinvestment of dividends and distributions	672,039	672,039	456,493	456,493
Shares redeemed	(83,965,602)	(83,965,602)	(78,100,351)	(78,100,351)

Net Increase	66,209	$66,209	1,561,748	$1,561,748

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Dividends to Shareholders

Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the year ended July 31, 2007 were paid as follows:

Payable Date
August 31, 2006	$0.0031
September 29, 2006	0.0030
October 31, 2006	0.0032
November 30, 2006	0.0031
December 29, 2006	0.0029
January 31, 2007	0.0034
February 28, 2007	0.0029
March 30, 2007	0.0031
April 30, 2007	0.0033
May 31, 2007	0.0033
June 29, 2007	0.0031
July 31, 2007	0.0034

Total Dividends Per Share	$0.0378

The tax character of dividends to shareholders during the years ended July 31, 2007 and July 31, 2006 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.038	0.027	0.009	0.003	0.002

Total from investment operations	0.038	0.027	0.009	0.003	0.002

Less Distributions:
Dividends (from net investment income)	(0.038)	(0.027)	(0.009)	(0.003)	(0.002)

Total distributions	(0.038)	(0.027)	(0.009)	(0.003)	(0.002)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:
Total investment return based on net asset value (1)	3.86%	2.78%	0.93%	0.25%	0.22%
Ratios/Supplemental Data:
Net assets, end of period ($000’s omitted)	$17,537	$17,471	$15,909	$17,094	$18,514
Ratio of total expenses to average net assets	1.43%	1.54%	1.50%	1.42%	1.55%
Ratio of net expenses to average net assets	1.41%	1.50%	1.32%	0.77%	1.12%
Ratio of net investment income to average net assets	3.79%	2.75%	0.91%	0.25%	0.22%
Information assuming no voluntary reimbursement by EquiTrust Investment of excess operating expenses (2):
Per share net investment income	$0.038	$0.027	$0.007	$(0.004)	$(0.003)
Amount reimbursed	$—	$6,792	$30,152	$114,385	$87,729

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

(2) EquiTrust Investment has reimbursed the Fund for its total annual expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of the Fund’s average daily net assets. For the year ended July 31, 2007 there were no reimbursements.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders

EquiTrust Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EquiTrust Money Market Fund, Inc. as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EquiTrust Money Market Fund, Inc. at July 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

September 17, 2007

OFFICERS AND DIRECTORS

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Persons (2)
Craig A. Lang (56)	President and Director	Since 2002	Dairy Farmer; Chairman and Director, FBL Financial Group, Inc.; President and Director, Iowa Farm Bureau Federation and other affiliates of the foregoing; Director, Western Agricultural Insurance Company and other affiliates of the foregoing; President and Trustee, EquiTrust Variable Insurance Series Fund; Member, Growmark, Inc. Coordinating Committee and American Farm Bureau Federation Board of Directors; past member, Cattlemens Beef Board.	13	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc., (Newton, Iowa); Past Director, Iowa Economic Development Board (Des Moines, Iowa); Past Director, Plant Science Institute (Iowa State University); Member, Iowa Board of Regents.
James W. Noyce (51)	Vice President	Since 1996	Chief Executive Officer and Class A Director, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Executive Officer and Director, EquiTrust Life Insurance Company and Other affiliates Of the foregoing; Chief Executive Officer and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer and Director, EquiTrust Investment Management Services, Inc., and other affiliates of the foregoing; President, Chief Executive and Director, FBL Leasing Services, Inc.; Chief Executive Officer, Chief Financial Officer and Chief Administrative Officer, Western Computer Services, Inc.; Vice President And Director, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.	13
James P. Brannen (45)	Chief Financial Officer	Since 2007	Chief Financial Officer and Chief Administrative Officer; FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Administrative Officer, Treasurer and Manager. EquiTrust Marketing Services, LLC; Vice President, Treasurer and Director, EquiTrust Investment Management Services, Inc., FBL Real Estate Ventures, Ltd. and other affiliates of the foregoing; President Treasurer and Director, FBL Leasing Services, Inc.; Chief Executive Officer; Chief Financial Officer and Chief Administrative Officer, Western Computer Services, Inc.; Chief Financial Officer and Treasurer, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.
Dennis M. Marker (56)	Chief Executive Officer	Since 1982	Vice President — Investment Administration, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Chief Compliance Officer, Vice President-Investment Administration and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.; Vice President and Director, FBL Leasing Services, Inc.
Stephen M. Morain (62)	Senior Vice President and General Counsel	Since 1982	General Counsel and Assistant Secretary, Iowa Farm Bureau Federation; General Counsel, Secretary and Director, Farm Bureau Management Corporation; Senior Vice President and General Counsel, FBL Financial Group, Inc. and other affiliates of the foregoing; Senior Vice President, General Counsel and Manager, EquiTrust Marketing Services, LLC; Senior Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
JoAnn Rumelhart (54)	Executive Vice President	Since 2000	Executive Vice President, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President, EquiTrust Life Insurance Company; Executive Vice President and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and Manager, EquiTrust Marketing Services, LLC; Executive Vice President, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.
John M. Paule (51)	Chief Marketing Officer	Since 2000	Chief Marketing Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, EquiTrust Life Insurance Company; Chief Marketing Officer and Director, EquiTrust Investment Management Services, Inc.; Chief Marketing Officer and Manager, EquiTrust Marketing Services, LLC.
Lou Ann Sandburg (59)	Vice President – Investments and Assistant Treasurer	Since 1999	Vice President — Investments and Assistant Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Compliance Officer, Vice President — Investments, Assistant Treasurer and Director, EquiTrust Investment Management Services, Inc.; Vice President, Assistant Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, FBL Financial Services, Inc. and other affiliates of the foregoing; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Secretary and Director, FBL Real Estate Ventures, Ltd.
Kristi Rojohn (44)	Chief Compliance Officer, Investment Compliance Vice President And Secretary	Since 1990	Chief Compliance Officer, Investment Compliance Vice President and Secretary, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Rob Ruisch (40)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Karen Garza (37)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Jennifer Morgan (36)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Sara Welp (25)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Jodi Winslow (32)	Assistant Secretary	Since 2004	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Non-Interested Persons
Erwin H. Johnson (63) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta.	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (63) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (51) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	13

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
James D. Wallace (52) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, Guide One Insurance and various subsidiaries; former President and CEO, National Travelers Life Company and various subsidiaries.	13
Erlin J. Weness (63) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator — Farm Management, University of Minnesota.	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota) and First Rushmore Bancorporation (Worthington, Minnesota)

1	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.
2	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Messrs. Lang and Oddy are interested directors of the Fund by virtue of their positions with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information (“SAI”) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $8,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Mutual Funds attended. A fee of $500 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board meeting attended. For the fiscal year ended July 31, 2007, the Fund paid directors’ fees totaling $26,833.

Information on Proxy Voting:

EquiTrust Money Market Fund, Inc. (the “Fund”) invests exclusively in non-voting securities. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2007 is available, without charge, by calling 1-877-860-2904 or by accessing the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Fund’s fiscal years ended July 31, 2006 and July 31, 2007, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $13,700 and $14,400, respectively.

(b)	Audit-Related Fees: There were no audit-related expenses for the fiscal years ended July 31, 2006 or July 31, 2007.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended July 31, 2006 and July 31, 2007, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2006	July 31, 2007
Fees related to audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund	$117,000	$126,400
Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$42,900	$43,800

(e)	(1) On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

C.	Independent registered public accounting firm

2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):

a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.

3.

Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

•

The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:

(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:

(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: For the Fund’s fiscal year ended July 31, 2006, the aggregate non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $5,500. The fees billed were research and consultation fees in regard to the issuance of Class A shares. For the fiscal year ended July 31, 2007, $5,000 in fees were billed for research and consultation services provided during the SEC examination.

(h)	The Audit Committee of the Board of Directors of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.

Item 5.	Audit Committee of Listed Registrant.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer

Date: 9/24/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer

Date: 9/24/07

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer

Date: 9/24/07